Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	2.89%	1.70%	1.36%
Discount rates in determining benefit obligation	3.33%	2.89%	1.70%
Rates of increase in future compensation level for determining expense	3.91%	3.49%	3.47%
Rates of increase in future compensation level for determining benefit obligation	2.76%	3.91%	3.49%
Expected rates of return on plan assets	2.91%	2.89%	2.97%
Cash balance crediting rate for determining expense	2.53%	2.46%	2.46%
Cash balance crediting rate for determining benefit obligation	3.15%	2.53%	2.46%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	5.17%	5.06%	4.74%
Discount rates in determining benefit obligation	5.39%	5.22%	5.06%
Rates of increase in future compensation level for determining expense	5.44%	5.50%	5.09%
Rates of increase in future compensation level for determining benefit obligation	5.41%	5.44%	5.50%
Expected rates of return on plan assets	5.80%	5.93%	4.98%
Cash balance crediting rate for determining expense	4.59%	4.38%	3.72%
Cash balance crediting rate for determining benefit obligation	4.88%	4.59%	4.38%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	4.89%	5.00%	4.59%
Discount rates in determining benefit obligation	5.45%	5.26%	5.06%
Rates of increase in future compensation level for determining expense	0.00%	0.00%	0.00%
Rates of increase in future compensation level for determining benefit obligation	0.00%	0.00%	0.00%
Expected rates of return on plan assets	6.50%	7.00%	6.25%
Cash balance crediting rate for determining expense	0.00%	0.00%	0.00%
Cash balance crediting rate for determining benefit obligation	0.00%	0.00%	0.00%